Other investments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other investments
Other investments

23.Other investments

Other investments consist of the following:

	June 30, 2023	December 31, 2022
Other investments – current
1-3 Month T-Bill ETF (BIL) – at fair value through profit or loss	14,875	14,818
1.5% US treasury notes – at amortised cost	—	35,547
0% US treasury bills – at amortised cost	24,714	—
0.875% US treasury bills – at amortised cost	14,736	—
0.125% US treasury bills – at amortised cost	14,983	—
	69,308	50,365
Other investments – non-current
1.7% federal bonds German Government – at fair value through other comprehensive income	3,092	2,969
iShares 20+ Year Treasury Bond ETF (TLT) – at fair value through profit or loss	15,441	14,934
	18,533	17,903

Debt securities classified as fair value through other comprehensive income, denominated in EUR, have an interest rate of 1.7% and mature in 10 years.

Debt securities classified as amortized cost investments have an interest rate of from 0% to 1.5% and mature in one to three months.

23.Other investments

Other investments consist of the following:

	December 31, 2022	December 31, 2021
Other investments - current
1-3 Month T-Bill ETF (BIL) - at fair value through profit or loss	14,818	—
1.5% US treasury notes - at amortized cost	35,547	—
	50,365	—
Other investments - non-current
1.7% federal bonds German Government - at fair value through other comprehensive income	2,969	—
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	14,934	—
	17,903	—

Debt securities classified as fair value through other comprehensive income, denominated in EUR, have an interest rate of 1.7% and mature in 10 years.

Debt securities classified as amortized cost investments have an interest rate of 1.5% and mature in one to three months.